Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 22,744	$ 20,060
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	2,607	2,366
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	3,831	3,480
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation		$ 16,306	$ 14,214

[1]	Equity settled stock based compensation is a non-cash expense.